UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

QS GLOBAL EQUITY FUND

FORM N-Q

JANUARY 31, 2018

QS GLOBAL EQUITY FUND

Schedule of investments (unaudited)	January 31, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.5%
CONSUMER DISCRETIONARY - 12.5%
Auto Components - 2.1%
Lear Corp.	6,454	$1,246,526
Magna International Inc.	15,300	873,966
NGK Spark Plug Co., Ltd.	29,100	771,283	(a)
Sumitomo Rubber Industries Ltd.	47,700	929,996	(a)

Total Auto Components		3,821,771

Automobiles - 2.6%
Geely Automobile Holdings Ltd.	287,000	920,459	(a)
Guangzhou Automobile Group Co., Ltd., Class H Shares	400,000	907,164	(a)
Honda Motor Co., Ltd.	21,600	760,310	(a)
Mazda Motor Corp.	43,800	615,452	(a)
Suzuki Motor Corp.	26,000	1,492,965	(a)

Total Automobiles		4,696,350

Household Durables - 2.2%
Bellway PLC	35,000	1,651,045	(a)
Electrolux AB, Class B Shares	32,343	1,142,086	(a)
Persimmon PLC	33,500	1,190,213	(a)

Total Household Durables		3,983,344

Media - 1.4%
CBS Corp., Class B Shares, Non Voting Shares	18,034	1,038,939
Comcast Corp., Class A Shares	34,400	1,463,032

Total Media		2,501,971

Multiline Retail - 0.9%
Canadian Tire Corp., Ltd., Class A Shares	5,400	753,498
Marks & Spencer Group PLC	199,924	855,351	(a)

Total Multiline Retail		1,608,849

Specialty Retail - 3.0%
Home Depot Inc.	11,300	2,270,170
Lowe’s Cos. Inc.	22,200	2,325,006
Ross Stores Inc.	12,080	995,271

Total Specialty Retail		5,590,447

Textiles, Apparel & Luxury Goods - 0.3%
Burberry Group PLC	26,889	603,266	(a)

TOTAL CONSUMER DISCRETIONARY		22,805,998

CONSUMER STAPLES - 8.5%
Beverages - 1.6%
Diageo PLC	30,000	1,079,576	(a)
PepsiCo Inc.	14,900	1,792,470

Total Beverages		2,872,046

Food & Staples Retailing - 3.2%
CVS Health Corp.	17,500	1,377,075
Seven & I Holdings Co., Ltd.	17,900	737,817	(a)
Walgreens Boots Alliance Inc.	15,801	1,189,183
Walmart Inc.	18,035	1,922,531
William Morrison Supermarkets PLC	210,084	662,214	(a)

Total Food & Staples Retailing		5,888,820

See Notes to Schedule of Investments.

QS GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
Food Products - 0.8%
Tyson Foods Inc., Class A Shares	19,400	$1,476,534

Household Products - 1.7%
Church & Dwight Co. Inc.	14,742	720,147
Clorox Co.	6,500	920,985
Procter & Gamble Co.	16,100	1,390,074

Total Household Products		3,031,206

Tobacco - 1.2%
Altria Group Inc.	12,180	856,741
Imperial Brands PLC	32,891	1,353,964	(a)

Total Tobacco		2,210,705

TOTAL CONSUMER STAPLES		15,479,311

ENERGY - 6.1%
Energy Equipment & Services - 1.0%
SBM Offshore NV	48,800	911,064	(a)
Subsea 7 SA	65,200	1,015,394	(a)

Total Energy Equipment & Services		1,926,458

Oil, Gas & Consumable Fuels - 5.1%
China Petroleum & Chemical Corp., Class H Shares	1,014,000	879,081	(a)
Eni SpA	62,269	1,119,434	(a)
Exxon Mobil Corp.	7,281	635,631
GS Holdings Corp.	10,600	688,940	(a)
Murphy Oil Corp.	25,707	825,195
Neste OYJ	23,974	1,657,942	(a)
Petroleo Brasileiro SA, ADR	96,679	1,197,853	*
Repsol SA	45,855	862,528	(a)
Total SA	23,800	1,379,324	(a)

Total Oil, Gas & Consumable Fuels		9,245,928

TOTAL ENERGY		11,172,386

FINANCIALS - 19.0%
Banks - 8.1%
Bank of America Corp.	63,971	2,047,072
BNP Paribas SA	20,912	1,728,896	(a)
BOC Hong Kong Holdings Ltd.	234,500	1,196,275	(a)
Canadian Imperial Bank of Commerce	15,000	1,486,097
China Construction Bank Corp., Class H Shares	505,000	582,770	(a)
Citizens Financial Group Inc.	48,842	2,241,848
Danske Bank A/S	33,718	1,368,786	(a)
JPMorgan Chase & Co.	15,409	1,782,359
Skandinaviska Enskilda Banken AB, Class A Shares	104,208	1,316,904	(a)
Societe Generale SA	16,835	979,682	(a)

Total Banks		14,730,689

Consumer Finance - 0.5%
Capital One Financial Corp.	8,405	873,784

Diversified Financial Services - 0.6%
ORIX Corp.	63,400	1,187,895	(a)

See Notes to Schedule of Investments.

QS GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
Insurance - 9.2%
AEGON NV	141,253	$966,266	(a)
Allianz SE, Registered Shares	7,524	1,900,150	(a)
Allstate Corp.	17,300	1,708,721
Assurant Inc.	7,788	712,446
AXA SA	29,324	964,894	(a)
CNO Financial Group Inc.	35,744	878,945
Everest Re Group Ltd.	3,290	756,042
Legal & General Group PLC	326,000	1,252,876	(a)
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), Registered Shares	3,915	921,428	(a)
NN Group NV	22,000	1,038,192	(a)
Principal Financial Group Inc.	16,084	1,087,278
SCOR SE	32,063	1,435,664	(a)
Swiss Life Holding AG, Registered Shares	2,378	892,265	(a)
Swiss Re AG	13,078	1,290,352	(a)
Tokio Marine Holdings Inc.	22,300	1,054,271	(a)

Total Insurance		16,859,790

Thrifts & Mortgage Finance - 0.6%
Essent Group Ltd.	24,800	1,153,696	*

TOTAL FINANCIALS		34,805,854

HEALTH CARE - 11.6%
Biotechnology - 2.2%
Amgen Inc.	6,500	1,209,325
Biogen Inc.	4,897	1,703,225	*
Gilead Sciences Inc.	12,932	1,083,702

Total Biotechnology		3,996,252

Health Care Equipment & Supplies - 0.9%
Baxter International Inc.	23,500	1,692,705

Health Care Providers & Services - 5.5%
Aetna Inc.	6,802	1,270,750
Anthem Inc.	6,600	1,635,810
CIGNA Corp.	5,700	1,187,595
Express Scripts Holding Co.	14,600	1,156,028	*
Humana Inc.	4,900	1,380,967
UnitedHealth Group Inc.	9,000	2,131,020
WellCare Health Plans Inc.	5,963	1,254,496	*

Total Health Care Providers & Services		10,016,666

Life Sciences Tools & Services - 0.5%
Agilent Technologies Inc.	13,083	960,685

Pharmaceuticals - 2.5%
Bayer AG, Registered Shares	6,692	876,028	(a)
Indivior PLC	283,682	1,613,604	*(a)
Merck & Co. Inc.	16,900	1,001,325
Sanofi	12,052	1,061,854	(a)

Total Pharmaceuticals		4,552,811

TOTAL HEALTH CARE		21,219,119

See Notes to Schedule of Investments.

QS GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
INDUSTRIALS - 10.9%
Aerospace & Defense - 2.6%
Arconic Inc.	30,900	$928,854
Boeing Co.	6,780	2,402,629
Northrop Grumman Corp.	4,385	1,493,224

Total Aerospace & Defense		4,824,707

Airlines - 1.7%
Air Canada	59,700	1,160,510	*
Copa Holdings SA, Class A Shares	6,500	899,145
Southwest Airlines Co.	17,000	1,033,600

Total Airlines		3,093,255

Building Products - 0.7%
Owens Corning	13,496	1,254,723

Electrical Equipment - 0.6%
Vestas Wind Systems A/S	14,800	1,011,246	(a)

Industrial Conglomerates - 0.4%
Smiths Group PLC	29,299	665,294	(a)

Machinery - 3.8%
Cummins Inc.	6,050	1,137,400
Donaldson Co. Inc.	18,031	913,450
Illinois Tool Works Inc.	5,757	999,818
Kawasaki Heavy Industries Ltd.	37,900	1,574,978	(a)
Oshkosh Corp.	16,666	1,511,940
Parker Hannifin Corp.	4,334	872,954

Total Machinery		7,010,540

Trading Companies & Distributors - 1.1%
Ferguson PLC	12,451	961,279	(a)
Marubeni Corp.	144,600	1,088,256	(a)

Total Trading Companies & Distributors		2,049,535

TOTAL INDUSTRIALS		19,909,300

INFORMATION TECHNOLOGY - 17.2%
Communications Equipment - 1.8%
Cisco Systems Inc.	30,060	1,248,692
F5 Networks Inc.	7,100	1,026,234	*
Juniper Networks Inc.	39,700	1,038,155

Total Communications Equipment		3,313,081

Electronic Equipment, Instruments & Components - 0.9%
Jabill Inc.	26,752	680,303
Tech Data Corp.	10,126	1,015,334	*

Total Electronic Equipment, Instruments & Components		1,695,637

Internet Software & Services - 1.8%
Alphabet Inc., Class A Shares	1,282	1,515,606	*
Facebook Inc., Class A Shares	9,300	1,738,077	*

Total Internet Software & Services		3,253,683

See Notes to Schedule of Investments.

QS GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
IT Services - 2.0%
Alliance Data Systems Corp.	3,850	$988,141
Science Applications International Corp.	10,700	820,155
Visa Inc., Class A Shares	14,500	1,801,335

Total IT Services		3,609,631

Semiconductors & Semiconductor Equipment - 2.1%
Applied Materials Inc.	30,700	1,646,441
Broadcom Ltd.	3,544	879,018
Texas Instruments Inc.	12,620	1,384,036

Total Semiconductors & Semiconductor Equipment		3,909,495

Software - 2.2%
Citrix Systems Inc.	8,600	797,736	*
Microsoft Corp.	9,501	902,690
VMware Inc., Class A Shares	10,700	1,324,553	*
Zynga Inc., Class A Shares	295,456	1,057,733	*

Total Software		4,082,712

Technology Hardware, Storage & Peripherals - 6.4%
Apple Inc.	31,643	5,297,987
HP Inc.	60,000	1,399,200
NetApp Inc.	25,785	1,585,778
Samsung Electronics Co., Ltd.	822	1,926,227	(a)
Western Digital Corp.	15,684	1,395,562

Total Technology Hardware, Storage & Peripherals		11,604,754

TOTAL INFORMATION TECHNOLOGY		31,468,993

MATERIALS - 6.0%
Chemicals - 2.2%
Chemours Co.	15,461	798,097
Covestro AG	11,792	1,355,271	(a)
Huntsman Corp.	25,563	883,713
Mitsubishi Gas Chemical Co. Inc.	31,500	895,875	(a)

Total Chemicals		3,932,956

Containers & Packaging - 0.9%
Avery Dennison Corp.	13,260	1,626,737

Metals & Mining - 2.0%
Anglo American PLC	49,863	1,210,255	(a)
Fortescue Metals Group Ltd.	218,030	870,329	(a)
Outokumpu OYJ	76,048	652,109	(a)
South32 Ltd.	301,085	926,207	(a)

Total Metals & Mining		3,658,900

Paper & Forest Products - 0.9%
UPM-Kymmene OYJ	49,946	1,683,389	(a)

TOTAL MATERIALS		10,901,982

REAL ESTATE - 0.9%
Real Estate Management & Development - 0.9%
China Vanke Co., Ltd., Class H Shares	140,700	687,335	(a)
CK Asset Holdings Ltd.	100,000	955,718	(a)

TOTAL REAL ESTATE		1,643,053

See Notes to Schedule of Investments.

QS GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY		SHARES	VALUE
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 0.8%
China Telecom Corp., Ltd., Class H Shares		1,400,000	$692,694	(a)
Nippon Telegraph & Telephone Corp.		17,000	812,426	(a)

Total Diversified Telecommunication Services			1,505,120

Wireless Telecommunication Services - 1.7%
KDDI Corp.		28,000	708,854	(a)
NTT DoCoMo Inc.		54,000	1,342,237	(a)
Vodafone Group PLC		336,124	1,071,974	(a)

Total Wireless Telecommunication Services			3,123,065

TOTAL TELECOMMUNICATION SERVICES			4,628,185

UTILITIES - 3.3%
Electric Utilities - 1.6%
Entergy Corp.		11,500	904,935
Exelon Corp.		25,900	997,409
Fortum OYJ		45,297	982,340	(a)

Total Electric Utilities			2,884,684

Independent Power and Renewable Electricity Producers - 0.6%
NRG Energy Inc.		46,000	1,196,460

Multi-Utilities - 1.1%
AGL Energy Ltd.		69,192	1,305,085	(a)
RWE AG		33,713	674,788	*(a)

Total Multi-Utilities			1,979,873

TOTAL UTILITIES			6,061,017

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $130,788,406)			180,095,198

	RATE
SHORT-TERM INVESTMENTS - 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $2,665,616)	1.285%	2,665,616	2,665,616

TOTAL INVESTMENTS - 100.0% (Cost - $133,454,022)			182,760,814
Other Assets in Excess of Liabilities - 0.0%			26,400

TOTAL NET ASSETS - 100.0%			$182,787,214

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Global Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$10,966,408	$11,839,590	—	$22,805,998
Consumer Staples	11,645,740	3,833,571	—	15,479,311
Energy	2,658,679	8,513,707	—	11,172,386
Financials	14,728,288	20,077,566	—	34,805,854
Health Care	17,667,633	3,551,486	—	21,219,119
Industrials	14,608,247	5,301,053	—	19,909,300
Information Technology	29,542,766	1,926,227	—	31,468,993
Materials	3,308,547	7,593,435	—	10,901,982
Real Estate	—	1,643,053	—	1,643,053
Telecommunication Services	—	4,628,185	—	4,628,185
Utilities	3,098,804	2,962,213	—	6,061,017

Total Long-Term Investments	108,225,112	71,870,086	—	180,095,198

Short-Term Investments†	2,665,616	—	—	2,665,616

Total Investments	$110,890,728	$71,870,086	—	$182,760,814

†	See Schedule of Investments for additional detailed categorizations.

For the period ended January 31, 2018, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At January 31, 2018, securities valued at $71,870,086 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: March 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: March 26, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: March 26, 2018